Label	Element	Value
Innovator Hedged Nasdaq-100 ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Innovator Hedged Nasdaq-100® ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital appreciation and a level of hedged downside protection.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund’s performance. During the fiscal period ended October 31, 2024, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal market circumstances, seeks to provide capital appreciation through exposure to the constituents in the Nasdaq-100® Index (the “Nasdaq-100”) while providing a level of downside or “hedged” protection.

The Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities and option contracts that provide economic exposure to the Nasdaq-100. As further described below, to achieve its investment objective, the Fund intends to invest in:

(i)    a portfolio of common stocks that are representative of the Nasdaq-100 (the “Nasdaq-100 Portfolio”) to seek to provide capital appreciation. See “Nasdaq-100 Portfolio” below for additional information; and

(ii)   put and call option contracts (the “Options Portfolio”) with durations of approximately three months from January 1 to March 31, April 1 to June 30, July 1 to September 30 and October 1 to December 31 of each year (each, an “Options Portfolio Period”) that seek to provide a level of hedged downside protection for the Fund from 5% to 15% of Invesco QQQ TrustSM, Series 1 (the “Underlying ETF”) losses over the term of the respective Options Portfolio Period. The Fund will forego upside returns of the Nasdaq-100 Portfolio beyond the level of the strike price of each sold call option on the Underlying ETF over an Option Portfolio Period. See “Options Portfolio Hedged Downside Protection” below for additional information.

The Fund’s investment adviser is Innovator Capital Management, LLC (“Innovator” or the “Adviser”) and the Fund’s investment sub-adviser is Milliman Financial Risk Management LLC (“Milliman” or the “Sub-Adviser”). The Fund is classified as a “non-diversified company” under the Investment Company Act of 1940, as amended (the “1940 Act”).

Nasdaq-100 Portfolio Sought-After Capital Appreciation

The Sub-Adviser expects, under normal market circumstances, to invest the Fund’s net assets in the common stock of companies that comprise the Nasdaq-100 through the implementation of a representative sampling strategy that seeks to replicate the performance of the Nasdaq-100. The Nasdaq-100 includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The Nasdaq-100 is a modified market capitalization-weighted index with significant exposure to large capitalization companies.

Through the Nasdaq-100 Portfolio, the Fund seeks to have full exposure to the returns of the Nasdaq-100, subject to the Fund’s hedging strategy and corresponding return, which is subject to the upside limitations described below. Through representative sampling, the Nasdaq-100 Portfolio is not expected to include each of the common stocks of the companies that comprise the Nasdaq-100 and the Fund’s position in an individual stock may be overweight or underweight as compared to the Nasdaq-100. However, the Sub-Adviser will seek to replicate the Nasdaq-100 by adjusting the Fund’s investment weightings of the securities in the Nasdaq-100 Portfolio so as to provide the Fund investment returns that are substantially similar to the Nasdaq-100 to invest in a manner that achieves a high degree of correlation with the performance of the Nasdaq-100. The Fund expects that any dividends the Fund receives from its investment in common stocks that comprise the Nasdaq-100 will be distributed to shareholders on a quarterly basis.

Options Portfolio Hedged Downside Protection

Hedging Strategy

The Fund seeks to provide shareholders with the potential for hedged downside protection against significant declines in the Nasdaq-100 Portfolio through an Options Portfolio that references the price return (i.e., the change in the price of a specified asset, excluding any dividends paid) of the Underlying ETF, a unit investment trust that seeks to track the investment results, before fees and expenses, of the Nasdaq-100. While the Sub-Adviser will seek to construct the Options Portfolio contracts on the Underling ETF, which has a substantially similar investment exposure to the Nasdaq-100 Portfolio, any differences between the return of the Nasdaq-100 Portfolio versus that of the Underlying ETF may cause investors to not receive the full benefit of the hedging strategy, which is also not guaranteed. See “Options Portfolio” and “Option Contracts Risk” Below. The Options Portfolio is structured to seek to provide the Fund with hedged downside protection against Underlying ETF losses between 5% and 15% for each Option Portfolio Period. The Fund will bear the first 5% of Underlying ETF losses and all Underlying ETF losses exceeding 15% on a one-to-one basis over an Option Portfolio Period. Such protection may only be realized by investors who continuously hold Shares from the commencement of the approximately three-month Options Portfolio Period until its conclusion. To the extent an investor purchases or sells Shares after the Options Portfolio contracts are entered into or before the expiration of an Option Portfolio Period, such investor may not receive the full sought-after hedging strategy. The sought-after downside hedged protection is not guaranteed and is provided prior to taking into account the Fund’s annual management fee of 0.79%, transaction fees and any extraordinary expenses incurred by the Fund. These fees will have the effect of lowering the sought-after hedged downside protection for investors. The Fund may not be successful in limiting losses for investors through its usage of put option contracts in the Options Portfolio.

The implementation of the sought-after hedged downside protection is paid for through the selling of call option contracts within the Options Portfolio. The Fund will forego upside returns of the Nasdaq-100 Portfolio beyond the level of the strike price of each sold call option on the Underlying ETF over an Option Portfolio Period. In a market environment where the level of the Nasdaq-100 is increasing above the strike prices of the sold call options, the Fund’s performance may be lower when compared to the Nasdaq-100.

The sought-after hedging strategy is provided based on the Fund’s net asset value (“NAV”) on the day the respective put option contracts are entered into; however, the Fund’s shares trade at market prices on the Exchange. To the extent there is a discrepancy between the Fund’s NAV and market price when an investor buys or sells Shares, or when a put option contract within the Options Portfolio expires, it may impact the sought-after hedged downside protection such investor receives.

See “Options Portfolio” and “Intra-Options Portfolio” below for additional information relating to the operation of the Options Portfolio.

Options Portfolio

The Fund, through the Options Portfolio, is designed to provide a level of sought-after hedged downside protection from losses over the duration of an Options Portfolio Period. In general, an option contract is an agreement between a buyer and a seller that gives the purchaser of the option the right to purchase or sell the underlying asset (or deliver cash equal to the value of an underlying index) at a specified price (“strike price”) within a specified time period. A call option contract gives the buyer of the call option contract the right (but not the obligation) to buy, and the seller of the call option contract (i.e., the “writer”) the obligation to sell, a specified amount of an underlying security at a pre-determined price. A put option contract gives the buyer of the put option contract the right (but not the obligation) to sell, and the writer of the put option contract the obligation to buy (if the option is exercised), a specified amount of an underlying security at a pre-determined price. To implement the sought-after hedging strategy, the Fund will purchase and sell put option contracts and sell call option contracts.

The Sub-Adviser will manage the Options Portfolio to produce the sought-after hedging strategy by:

(i)    purchasing and selling put option contracts with differing strike prices to produce results that, prior to taking into account any fees or expenses charged to shareholders, provide the sought-after hedged downside protection between 5% and 15% of Underlying ETF losses over an Options Portfolio Period. The Fund creates the hedging strategy by buying a put option on the Underlying ETF at a higher strike price and selling a put option on the Underlying ETF at a relatively lower strike price, which results in the hedged downside protection between 5% and 15% of Underlying ETF losses. The purchased and sold put option contracts are designed to provide the sought-after hedging strategy provided by the Options Portfolio at the expiration of the option contracts; however, such protection is not guaranteed.

(ii)   selling call option contracts at the highest strike price possible to cover the premiums needed to offset the purchased put options. Sold call option contracts give the holder, in exchange for a premium, the right, but not the obligation, to purchase the reference asset from the seller at the strike price at a specified date. The sold call option contracts, along with the sold put option contracts described above, entitle the Fund to receive premiums to pay the costs of the purchased put option contracts. The Fund will forego upside returns of the Nasdaq-100 Portfolio beyond the level of the strike price of each sold call option on the Underlying ETF over an Option Portfolio Period.

The Options Portfolio will be comprised of FLEX Options that reference the Underlying ETF. FLEX Options are exchange-traded option contracts with uniquely customizable terms and guaranteed for settlement by the Options Clearing Corporation (the “OCC”). Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and may be less liquid than more traditional exchange-traded option contracts. The FLEX Options that comprise the Options Portfolio will have a duration of the Options Portfolio Period. Upon the expiration of an Options Portfolio, the Fund intends to purchase another Options Portfolio that provides the same return profile to the Fund for the next Options Portfolio Period.

While the Fund sells option contracts on the Underlying ETF, the Fund does not directly own shares of the Underlying ETF. As a result, these sold options are “uncovered” because the Fund has no direct position with which to fill the terms of the option contract should the option counterparty wish to exercise their right to the option. For the Fund’s sold put option contracts, the negative downside, if any, of the Fund’s sold put option contracts is covered between 5% and 15% by the Fund’s purchased put option contracts. For the Fund’s sold call option contracts, the Fund has unlimited loss potential that exists from the difference above the strike price to the then-current trading price of the Underlying ETF. However, as described above, the Fund owns a representative sampling of securities of the Nasdaq-100 with substantially the same investment exposure as the sold call options on the Underlying ETF. The Fund’s option contracts are cash settled European style option contracts that expire at each Options Portfolio Period and may only be exercised on the expiration date of the Options Portfolio Period. If a call option is exercised at the end of an Options Portfolio Period, the Fund will sell its holdings from the Nasdaq-100 Portfolio at the then current trading price and use the cash proceeds to make payment on the sold option obligations. As such, the Fund’s loss exposure in the event the Fund’s sold call option is exercised by a counterparty is equal to any negative difference between the Fund’s sale price of the underlying securities in the Nasdaq-100 Portfolio and the Underlying ETF strike price and any transaction costs. The Fund’s ability to use the sale of its holdings from the Nasdaq-100 Portfolio to make payment on the sold option obligations is not guaranteed.

Intra-Options Portfolio

The Fund’s hedging strategy is provided based on the Fund’s NAV at the outset of the Options Portfolio Period on the day the respective FLEX Option contracts are entered into and ends on the day they expire at the end of an Options Portfolio Period. Each FLEX Option’s value is ultimately derived from the performance of the Underlying ETF’s share price during that time. Because the terms of the FLEX Options do not change, the sought-after hedged downside protection relates to the Fund’s NAV on the first day of the Options Portfolio Period. The Fund’s sought-after hedged downside protection (through the Options Portfolio) may only be realized by investors who continuously hold Shares from the commencement of the approximately three-month Options Portfolio Period until its conclusion. Investors who purchase Shares after the Options Portfolio Period has begun or sell Shares prior to the Options Portfolio Period’s conclusion may experience investment returns that are very different from those that the Fund seeks to provide.

The value of the Fund’s FLEX Options is derived from the performance of the underlying reference asset, the Underlying ETF’s share price. However, because a component of an option’s value is the number of days remaining until its expiration, the Fund’s NAV will not directly correlate on a day-to-day basis with the returns experienced by the Underlying ETF until the expiration date of the option contracts. The Fund’s NAV is dependent, in part on the value of the Options Portfolio, which is based principally upon the performance of the Underlying ETF. The value of the option contracts in the Options Portfolio is affected by changes in the value and dividend rates of the securities represented in the Underlying ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying ETF and the remaining time to the option contract’s expiration date, as well as trading conditions in the options market. As the price of the Underlying ETF changes and time moves towards the expiration date, the value of the option contracts, and therefore the Fund’s NAV, will change. The Sub-Adviser generally anticipates that the Fund’s NAV, in part, will increase on days when the Underlying ETF’s share price increases and will decrease on days when the Underlying ETF’s share price decreases, but that the rate of such increase or decrease will be less than that experienced by the Underlying ETF.

An investor that holds Shares through multiple Options Portfolio Periods may fail to experience gains comparable to those of the Underlying ETF over time because at the expiration of each Options Portfolio, the Fund will enter into a new Options Portfolio based on the then-current price of the Underlying ETF and any gains experienced by the Underlying ETF above the strike price of the sold call option contract of the prior Options Portfolio will be forfeited. Similarly, an investor that holds Shares through multiple Options Portfolio Periods will be unable to recapture losses from prior Options Portfolio Periods because at the end of each Options Portfolio, a new level of hedged downside protection will be established between 5% and 15% of Underlying ETF losses based on the then-current price of the Underlying ETF and any losses experienced below 15% will be locked-in. Moreover, the quarterly imposition of a new upside limit on future gains may make it difficult to recoup any losses from the prior Options Portfolios such that, over multiple Options Portfolios, the Fund may have losses that exceed those of the Underlying ETF.

Concentration Policy

The Fund will not concentrate (i.e., invest 25% or more of its net assets) in the securities of issuers in any one industry or group of industries, except that the Fund will concentrate to approximately the same extent as the Nasdaq-100® Index concentrates in the securities of a particular industry or group of industries. As of the date of this prospectus, through the Nasdaq-100 Portfolio and the Fund’s use of FLEX Options on the Options Portfolio, the Fund is concentrated in the information technology sector.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will invest at least 80% of its net assets (including borrowings for investment purposes) in equity securities and option contracts that provide economic exposure to the Nasdaq-100.
Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.innovatoretfs.com and will provide some indication of the risks of investing in the Fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once available, the Fund’s performance information will be accessible on the Fund’s website at www.innovatoretfs.com and will provide some indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.innovatoretfs.com
Innovator Hedged Nasdaq-100 ETF | Risk Lose Money [Member]
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Risk [Text Block]	rr_RiskTextBlock	You could lose money by investing in the Fund.
Innovator Hedged Nasdaq-100 ETF | Risk Not Insured Depository Institution [Member]
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Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Innovator Hedged Nasdaq-100 ETF | Risk Nondiversified Status [Member]
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Non-Diversification Risk.    The Fund is classified as a “non-diversified company” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

Innovator Hedged Nasdaq-100 ETF | Hedging Strategy Risk [Member]
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Hedging Strategy Risk.    The Fund seeks to provide risk-managed investment exposure to the Nasdaq-100 through its hedging strategy. In doing so, there is no guarantee that the Fund will be successful in implementing its strategy to provide hedged market exposure. The Fund does not provide principal protection or non-principal protection, and an investor may experience significant losses on its investment, including the loss of its entire investment. An investment in the Fund is only appropriate for shareholders willing to bear those losses and understand that the operation of the sought-after hedged downside protection is not guaranteed. In a market environment where the Nasdaq-100 is generally appreciating, the Fund may underperform the Nasdaq-100 and/or similarly situated funds. In order to provide the sought-after protection against decreases in the Nasdaq-100, the Fund sells call option contracts that reference the Underlying ETF, which will negatively impact the Fund’s performance in a market environment where the Nasdaq-100 appreciates. The Fund’s hedging strategy may not be effectively implemented due to a potential disconnect between the construction of the Nasdaq-100 Portfolio and that of the Options Portfolio. The Nasdaq-100 Portfolio consists of securities that seek investment returns that are substantially similar to the Nasdaq-100 through a representative sampling strategy. In contrast, the reference asset of the Options Portfolio, the Underlying ETF, seeks to track the investment results, before fees and expenses, of the Nasdaq-100. To the extent the returns of the Nasdaq-100 Portfolio deviate from the Underlying ETF’s performance, the Fund may not receive the full benefit of the Fund’s sought-after hedging strategy.

The sought-after hedging strategy is only operative against Underlying ETF losses of between 5% and 15% for the Options Portfolio period. However, there is no guarantee that the Fund will be successful in its attempt to provide hedged downside protection. Investors will experience all losses on the first 5% of losses on a one-to-one basis and all subsequent losses if the Underlying ETF’s share price decreases by more than 15%. The sought-after downside hedged protection is provided prior to taking into account the Fund’s annual management fee of 0.79%, transaction fees and any extraordinary expenses incurred by the Fund. These fees will have the effect of lowering the sought-after hedged downside protection for investors. The Fund’s strategy seeks to provide this hedged downside protection if Shares are held at the time at which the Fund enters into the FLEX Options and held until those FLEX Options expire at the end of the Options Portfolio period. In the event an investor purchases Shares after the FLEX Options were entered into or sells Shares prior to the expiration of the FLEX Options, the downside protection that the Fund seeks to provide may not be available. Because the value of the FLEX Options depends, in part, on the time remaining until expiration and the hedged downside protection is designed to be in effect at the end of the Options Package period, it is possible that the Fund’s NAV may decrease during the Options Package period before the hedged downside protection is fully implemented. If a shareholder were to sell at this time, they could recognize losses on their investment.

Innovator Hedged Nasdaq-100 ETF | Option Contracts Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Option Contracts Risk.    The use of option contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions and depends on the ability of the Sub-Adviser’s ability to effectively implement the Fund’s strategy. The prices of option contracts are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, changes in interest rates or currency exchange rates, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. There may at times be an imperfect correlation between the movement in values option contracts and the reference asset, and there may at times not be a liquid secondary market for certain option contracts. The effective use of option contracts also depends on the Fund’s ability to terminate its option contracts at times deemed desirable to do so. There is no assurance that the Fund will be able to effect closing transactions at any particular time or at an advantageous price. In addition, the value of the options contracts utilized by the Fund may not increase or decrease at the same rate as the reference asset on a day-to-day basis (although they generally move in the same direction). However, as an option contract approaches its expiration date, its value typically increasingly moves with the value of the reference asset. The Fund has taken the necessary steps to comply with the requirements of Rule 18f-4 under the 1940 Act (“Rule 18f-4”) in its usage of options. The Fund has adopted and implements a derivatives risk management program that contains policies and procedures reasonably designed to manage the Fund’s derivatives risks, has appointed a derivatives risk manager who is responsible for administrating the derivatives risk management program, complies with outer limitations on risks relating to its derivatives transactions and carries out enhanced reporting to the Board, the SEC and the public regarding its derivatives activities. To the extent the Fund is noncompliant with Rule 18f-4, the Fund may be required to adjust its investment portfolio which may, in turn, negatively impact the Fund’s ability to deliver the sought-after hedging strategy.

The Fund’s option contracts are uncovered, meaning the Fund does not directly own all of the securities underlying the option contracts. Rather, the Fund owns a representative sampling of securities of the Nasdaq-100 that are meant to have substantially the same investment exposure as the sold call options on the Underlying ETF. There are risks associated with uncovered option writing which expose the Fund to potentially significant loss. The Fund, as the seller of uncovered options, bears a risk of substantial and potentially unlimited loss for sold call options if the value of the underlying security increases above the strike price and the Fund is unable to convert its holdings from the Nasdaq-100 Portfolio into the Underlying ETF option at a price that is at the strike price.

FLEX Options Risk.    The Fund will utilize FLEX Options issued and guaranteed for settlement by the OCC. The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities, such as standardized options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. In connection with the creation and redemption of Shares, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Shares, the Fund’s NAV and, in turn the share price of the Fund, could be negatively impacted.

The Fund may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options held by the Fund are exercisable at the strike price on their expiration date. As a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Underlying ETF. However, prior to such date, the value of the FLEX Options does not increase or decrease at the same rate as the Underlying ETF’s share price on a day-to-day basis (although they generally move in the same direction). The value of the FLEX Options held by the Fund will be determined based on market quotations or other recognized pricing methods. The value of the underlying FLEX Options will be affected by, among others, changes in the Underlying ETF’s share price, changes in interest rates, changes in the actual and implied volatility of the Underlying ETF and the remaining time to until the FLEX Options expire.

Innovator Hedged Nasdaq-100 ETF | Management Risk [Member]
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Management Risk.    The Fund is subject to management risk because it is an actively managed portfolio. The Sub-Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that the Fund will meet its investment objective. The Sub-Adviser’s evaluations and assumptions regarding investments, interest rates, inflation, and other factors may not successfully achieve the Fund’s investment objective given actual market conditions.

Innovator Hedged Nasdaq-100 ETF | Information Technology Companies Risk [Member]
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Information Technology Companies Risk.    The Fund, directly through the Nasdaq-100 Portfolio and indirectly through the Options Portfolio, is concentrated (i.e., holds 25% or more of its total assets) in the information technology sector. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Innovator Hedged Nasdaq-100 ETF | Large Capitalization Companies Risk [Member]
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Large Capitalization Companies Risk.    The Fund, directly through the Nasdaq-100 Portfolio and indirectly through the Options Portfolio, has significant exposure to large capitalization companies. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

Innovator Hedged Nasdaq-100 ETF | Equity Securities Risk [Member]
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Equity Securities Risk.    The Fund has exposure to the equity securities markets because it holds equity securities directly in the Nasdaq-100 Portfolio and has exposure to equity securities indirectly through the Options Portfolio. Equity securities, which include common stocks, may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase and may change significantly due to changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant equity market. The value of Shares will fluctuate with changes in the value of the securities in the Nasdaq-100 Portfolio, subject to the Fund’s hedging strategy.

Innovator Hedged Nasdaq-100 ETF | Underlying ETF Risk [Member]
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Underlying ETF Risk.    Because the value of the FLEX Options held by the Fund are based on the value of the Underlying ETF, the Fund’s investment performance largely depends on the investment performance and associated risks of the Underlying ETF. The Underlying ETF is subject to many of the same structural risks as the Fund that are described in more detail herein, such as Authorized Participant Concentration Risk, Fluctuation of Net Asset Value Risk, Market Maker Risk, Market Risk, Operational Risk and Trading Issues Risk. However, the risks of investing in an ETF also include the risks associated with the underlying investments held by the ETF. Therefore, the Fund may be subject to the same risks that are described herein as a result of its exposure to the Underlying ETF through its usage of FLEX Options, such as Equity Securities Risk, Large Capitalization Companies Risk and Equity Securities Risk.

Innovator Hedged Nasdaq-100 ETF | Upside Participation Risk [Member]
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Upside Participation Risk.    There can be no guarantee that the Fund will be able to produce upside returns that correlate to increases of the Nasdsaq-100 over time. The operation of the Options Portfolio will limit the Fund’s upside exposure to increases in the Nasdaq-100. Because the Fund utilizes a representative sampling investment strategy in the implementation of the

Nasdaq-100 Portfolio, the Fund will weight securities differently than the Nasdaq-100, which may cause the Fund to underperform or overperform the Nasdaq-100 based on those different weightings. Additionally, the Fund’s sold call option contracts effectively sell potential upside of the Nasdaq-100 in return for a premium received, which could have a negative impact on the Fund’s performance. In a market environment where the Nasdaq-100 appreciates beyond the strike price of the sold call option contracts, the Fund could underperform.

Innovator Hedged Nasdaq-100 ETF | Clearing Member Default Risk [Member]
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Clearing Member Default Risk.    Transactions in some types of derivatives, including the Fund’s usage of exchange-listed option contracts, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house, such as the OCC, rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through its accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class.

Innovator Hedged Nasdaq-100 ETF | Correlation Risk [Member]
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Correlation Risk.    The put option contracts held by the Fund, which provide the sought-after hedged downside protection, will be exercisable at the strike price only on their expiration date. Prior to the expiration date, the value of the option contracts will be determined based upon market quotations or using other recognized pricing methods. The value of the option contracts prior to the expiration date may vary because of related factors other than the value of the underlying reference assets of the option contracts. Factors that may influence the value of the option contracts include interest rate changes and implied volatility levels of underlying reference assets of the option contracts, among others.

Innovator Hedged Nasdaq-100 ETF | Counterparty Risk [Member]
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Counterparty Risk.    The Fund invests in option contracts, which subjects it to counterparty risk. Counterparty risk is the risk an issuer, guarantor or counterparty of a security in the Fund is unable or unwilling to meet its obligation on the security. Counterparty risk may arise because of the counterparty’s financial condition, market activities, or for other reasons. In the event that the counterparty becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. The OCC acts as guarantor and central counterparty with respect to FLEX Options. In the event an OCC clearing member that is a counterparty of the Fund were to become insolvent, the Fund may have some or all of its FLEX Options closed without its consent or may experience delays or other difficulties in attempting to close or exercise its affected FLEX Options positions, both of which would impair the Fund’s ability to implement its hedging strategy. The OCC’s rules and procedures are designed to facilitate the prompt settlement of options transactions and exercises, including for clearing member insolvencies. However, there is the risk that the OCC and its backup system will fail if clearing member insolvencies are substantial or widespread. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Innovator Hedged Nasdaq-100 ETF | Concentration Risk [Member]
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Concentration Risk.    Through the Nasdaq-100 Portfolio and its usage of FLEX Options, the Fund will concentrate in the securities of a particular industry or group of industries to the same extent as the Nasdaq-100® Index. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same country, state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

Innovator Hedged Nasdaq-100 ETF | Cyber Security Risk [Member]
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Cyber Security Risk.    As the use of Internet technology has become more prevalent in the course of business, the investment industry has become more susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

Innovator Hedged Nasdaq-100 ETF | Liquidity Risk [Member]
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Liquidity Risk.    The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. If a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. In the event that trading in the underlying options contracts is limited or absent, the value of the Fund’s options contracts may decrease. There is no guarantee that a liquid secondary trading market will exist for the options contracts. The trading in options contracts may be less deep and liquid than the market for certain other securities. In a less liquid market for the options contracts, terminating the options contracts may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market for the options contracts, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the options contracts and the value of your investment.

Innovator Hedged Nasdaq-100 ETF | Market Risk [Member]
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Market Risk.    The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. Assets may decline in value due to factors affecting financial markets generally or particular asset classes or industries represented in the markets. The value of option contracts or other assets may also decline due to general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or due to factors that affect a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector or asset class. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates will not have the same impact on all types of securities. The value of Shares may also decline as a result of market conditions. Factors such as inflation, changes in interest rates, changes in regulatory requirements, bank failures, political climate deterioration or developments, armed conflicts, natural disasters or future health crises, may negatively impact market conditions, and cause a decrease in the value of Shares. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. These events, and any other future events, may adversely affect the prices and liquidity of the Fund’s portfolio investments and could result in disruptions in the trading markets.

Innovator Hedged Nasdaq-100 ETF | Market Underperformance Risk [Member]
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Market Underperformance Risk.    The Fund’s investment strategy may cause the Fund to underperform the Nasdaq-100 and/or similarly situated growth funds. The underperformance may be a result of management risk or the implementation of the Fund’s investment strategy, including, but not limited to, differing weights of the equity securities in the Nasdaq-100 Portfolio versus that of the Nasdaq-100 and the impact of the Fund’s sold call options in appreciating market environments.

Innovator Hedged Nasdaq-100 ETF | New Fund Risk [Member]
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New Fund Risk.    The Fund is new and currently has fewer assets than larger funds, and like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Additionally, because the Fund has fewer assets than larger funds over which to spread its fixed costs, its expense levels on a percentage basis will be higher than that of a larger fund.

Innovator Hedged Nasdaq-100 ETF | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk.    High portfolio turnover may result in increased transaction costs to the Fund, including brokerage commissions, dealer markups and other transaction costs on the sale of the securities and on reinvestment in other securities.

Innovator Hedged Nasdaq-100 ETF | Risks Associated with ETFs [Member]
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Risks Associated with ETFs.    The Fund is an ETF, and therefore, as a result of an ETF’s structure, is subject to the following risks:

Authorized Participant Concentration Risk.    Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that authorized participants exit the business or are unable to proceed with orders for the issuance or redemption of Creation Units and no other authorized participant is able to step forward to fulfill the order, Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting, and the bid/ask spread (the difference between the price that someone is willing to pay for Shares at a specific point in time versus the price at which someone is willing to sell) on Shares may widen.

Cash Transactions Risk.    The Fund may effectuate all or a portion of its creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemptions only in-kind. ETFs are able to make in-kind redemptions to avoid being taxed on gains on the distributed portfolio securities at the fund level. A Fund that effects redemptions for cash may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. Any recognized gain on these sales by the Fund will generally cause the Fund to recognize a gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were to distribute portfolio securities only in-kind. The Fund intends to distribute these gains to shareholders to avoid being taxed on this gain at the fund level and otherwise comply with special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than if they had made an investment in another ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund sold and redeemed its shares principally in-kind, will be passed on to those purchasing and redeeming Creation Units in the form of creation and redemption transaction fees. In addition, these factors may result in wider spreads between the bid and the offered prices of Fund Shares than for ETFs that distribute portfolio securities in-kind. The Fund’s use of cash for creations and redemptions could also result in dilution to the Fund and increases transaction costs, which could negatively impact the Fund’s ability to achieve its investment objective.

Market Maker Risk.    If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s net asset value (“NAV”) and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Shares trading at a discount to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

Operational Risk.    The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error in the implementation of the Fund’s investment strategy, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund, the Adviser and the Sub-Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

Premium/Discount Risk.    Shares trade on the Exchange at market prices rather than their NAV. The market price of Shares generally corresponds to movements in the Fund’s NAV as well as the relative supply and demand for Shares on the Exchange. The market price may be at, above (a premium) or below (a discount) the Fund’s NAV. Differences in market prices of Shares and the NAV per Share may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for Shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. These differences can be especially pronounced during times of market volatility or stress. During these periods, the demand for Shares may decrease considerably and cause the market price of Shares to deviate, and in some cases deviate significantly, from the Fund’s NAV and the bid/ask spread on Shares may widen.

Trading Issues Risk.    Although Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for such Shares will develop or be maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. Market makers are under no obligation to make a market in the Shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. Initially, due to the small asset size of the Fund, it may have difficulty maintaining its listings on the Exchange.

Innovator Hedged Nasdaq-100 ETF | Security Issuer Risk [Member]
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Security Issuer Risk.    Issuer specific attributes may cause a security held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

Innovator Hedged Nasdaq-100 ETF | Tax Risk [Member]
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Tax Risk.    The Fund intends to elect and to qualify each year to be treated as a regulated investment company (“RIC”) under Subchapter M of the Code, and accordingly the Fund must satisfy certain income, asset diversification and distribution requirements each year. Among other requirements, the Fund must derive at least 90% of its gross income each taxable year from certain qualifying sources of income and the Fund’s assets must be diversified so that at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, subject to certain other limitations. The Fund will also need to manage its exposure to derivatives counterparties for purposes of satisfying the diversification test.

Additionally, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s options strategy, its hedging strategy, the possible application of the “straddle” rules, and various loss limitation provisions of the Code. See “Treatment of the Fund’s Option Contracts” below for additional information relating to the application of the “straddle” rules. If, in any year, the Fund fails to qualify as a RIC under the applicable tax laws, the Fund would be taxed as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income, which would adversely affect the Fund’s performance. Certain option contracts held by the Fund are likely to be “Section 1256 contracts” under Section 1256 of the Code, allowing the Fund to recognize a combination of long and short term gain from such contracts but requiring the Fund to recognize gain or loss as if the Section 1256 contracts were sold. Certain option contracts on an ETF may not qualify as Section 1256 contracts, and disposition of such options will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the options contracts as “qualifying income” under the provisions of the Code applicable to RICs. In addition, based upon language in the legislative history, the Fund intends to treat the issuer of the options contracts as the referenced asset, which, assuming the referenced asset qualifies as a RIC, would allow the Fund to qualify for special rules in the RIC diversification requirements. If the income is not qualifying income or the issuer of the options contract is not appropriately the referenced asset, the Fund could lose its own status as a RIC. The FLEX Options included in the portfolio are exchange-traded options. Under Section 1256 of the Code, certain types of exchange-traded options are treated as if they were sold (i.e., “marked to market”) at the end of each year. The Fund does not believe that the positions held by the Fund will be subject to Section 1256, which means that the positions will not be marked to market. In the event that a shareholder purchases Shares of the Fund shortly before a distribution by the Fund, the entire distribution may be taxable to the shareholder even though a portion of the distribution effectively represents a return of the purchase price.

Innovator Hedged Nasdaq-100 ETF | Valuation Risk [Member]
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Valuation Risk.    During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the valuation of the Fund’s investments may become more difficult. In market environments where there is reduced availability of reliable objective pricing data, the judgment of the Fund’s investment adviser in determining the fair value of the security may play a greater role. While such determinations may be made in good faith, it may nevertheless be more difficult to accurately assign a daily value.

Innovator Hedged Nasdaq-100 ETF | Innovator Hedged Nasdaq-100 ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.79%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 81
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 252

[1]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.